CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Statement Of Financial Position [Abstract]
Common stock, par value	$ 1.00	$ 1.00
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	249,690,281	246,841,128
Treasury stock, shares	8,302,004	7,824,204